Statements of changes in equity - AUD ($) $ in Thousands	Total	Contributed equity [member]	Other Contributed equity [member]	Reserves [member]	Accumulated Losses [member]	Non-controlling Interest [member]
Beginning balance at Jun. 30, 2015	$ 44,362	$ 190,404	$ 1,716	$ 990	$ (148,445)	$ (303)
Loss after income tax expense for the year	(12,155)				(12,062)	(93)
Other comprehensive income for the year, net of tax	174			174
Total comprehensive income for the year	(11,981)			174	(12,062)	(93)
Transactions with owners in their capacity as owners:
Derecognition of noncontrolling interest	392					392
Derecognition of foreign currency reserves	4					$ 4
Share based payments	372			372
Contributions of equity, net of transaction costs	782	782
Expired Options		115		(115)
Ending balance at Jun. 30, 2016	33,391	191,301	1,716	1,421	(160,507)
Loss after income tax expense for the year	(10,670)				(10,670)
Other comprehensive income for the year, net of tax	34			34
Total comprehensive income for the year	(10,636)			34	(10,670)
Transactions with owners in their capacity as owners:
Share issue costs	(18)	(18)
Transfers			(216)		216
Conversion of convertible note		900	(900)
Employee share-based payment options	475			475
Share based payments	1,586	1,586
Ending balance at Jun. 30, 2017	25,338	193,769	600	1,930	(170,961)
Loss after income tax expense for the year	(6,039)				(6,039)
Other comprehensive income for the year, net of tax	(251)			(251)
Total comprehensive income for the year	(6,290)			(251)	(6,039)
Transactions with owners in their capacity as owners:
Cancellation of share capital		(162,223)			162,223
Conversion of convertible note			(136)		136
Share based payments	165			165
Contributions of equity, net of transaction costs	29	30
Ending balance at Jun. 30, 2018	$ 19,242	$ 31,576	$ 464	$ 1,843	$ (14,641)